Financial liabilities - Disclosure of Changes in Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	€ 5,022	€ 4,560
Non-current financial liabilities	45,543	48,608
Total financial liabilities	50,565	53,169
Lease liabilities
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	1,199	962
Non-current financial liabilities	3,883	4,568
Repayable BPI loan advances
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	592	500
Non-current financial liabilities	1,872	2,258
PGE Loans | Long-term borrowings
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	2,583	2,632
Non-current financial liabilities	4,028	6,495
EIB Loan
Disclosure Of Changes In Financial Liabilities [Line Items]
Non-current financial liabilities	19,200	27,500
EIB Loan | Long-term borrowings
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	649	467
Non-current financial liabilities	€ 35,761	€ 35,287